Other receivables, net (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Other receivables, net

	December 31, 2025	December 31, 2024

Receivables from sales of short-term investment	$1,888,662	$1,888,662
Others	249,410	147,952
Total other receivables	$2,138,072	$2,036,614
Less: Allowance for expected credit losses	(1,888,662)	(1,888,662)
Total other receivables, net	$249,410	$147,952